Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	As of December, 2021	As of December, 2022
	US$	US$
Purchased software	344	311
Less: accumulated amortization	(79)	(217)
	265	94